Impairment, Restructuring Charges and Other Related Closure Costs - Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Charges incurred	$ 183	$ 108	$ 71
Amounts paid	(147)
St-Ericsson Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	9
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	88
Manufacturing Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred			34
Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	8
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		11	5
Changes to Restructuring Provisions [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	91	53
Charges incurred	217	122
Adjustments for unused provisions	(34)	(14)
Amounts paid	(147)	(73)
Currency translation effect	1
ST-Ericsson break-up and deconsolidation	(52)
Provision, ending balance	76	91
Changes to Restructuring Provisions [Member] | St-Ericsson Exit [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	8
Charges incurred	100	8
Adjustments for unused provisions	(31)
Amounts paid	(30)
Currency translation effect	(1)
ST-Ericsson break-up and deconsolidation	(46)
Provision, ending balance		8
Changes to Restructuring Provisions [Member] | St-Ericsson Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	59	36
Charges incurred	12	96
Adjustments for unused provisions	(3)	(11)
Amounts paid	(56)	(65)
Currency translation effect		3
ST-Ericsson break-up and deconsolidation	(12)
Provision, ending balance		59
Changes to Restructuring Provisions [Member] | $600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance
Charges incurred	88
Adjustments for unused provisions
Amounts paid	(44)
Currency translation effect	2
ST-Ericsson break-up and deconsolidation
Provision, ending balance	46
Changes to Restructuring Provisions [Member] | Digital Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	12
Charges incurred	3	13
Adjustments for unused provisions
Amounts paid	(9)	(1)
Currency translation effect
ST-Ericsson break-up and deconsolidation
Provision, ending balance	6	12
Changes to Restructuring Provisions [Member] | Manufacturing Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	3	4
Charges incurred		2
Adjustments for unused provisions
Amounts paid	(1)	(3)
Currency translation effect
ST-Ericsson break-up and deconsolidation
Provision, ending balance	2	3
Changes to Restructuring Provisions [Member] | Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance
Charges incurred	8
Adjustments for unused provisions
Amounts paid
Currency translation effect
ST-Ericsson break-up and deconsolidation
Provision, ending balance	8
Changes to Restructuring Provisions [Member] | Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	9	13
Charges incurred	6	3
Adjustments for unused provisions		(3)
Amounts paid	(7)	(4)
Currency translation effect		(3)
ST-Ericsson break-up and deconsolidation	6
Provision, ending balance	$ 14	$ 9